UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim Loomis Sayles Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

-------------------------------------------------------------------------------- --- ------------------

ASSETS:
     Investments in securities, market value  (1)                                 $        179,111,022
     Cash                                                                                      321,096
     Collateral for securities loaned                                                       22,347,557
     Dividends receivable                                                                      200,838
     Subscriptions receivable                                                                  210,182
     Receivable for investments sold                                                           729,136
                                                                                     ------------------

       Total assets                                                                        202,919,831
                                                                                     ------------------

LIABILITIES:
     Due to investment adviser                                                                 159,776
     Redemptions payable                                                                       179,713
     Payable upon return of securities loaned                                               22,347,557
     Payable for investments purchased                                                         132,290
                                                                                     ------------------

       Total liabilities                                                                    22,819,336
                                                                                     ------------------

NET ASSETS                                                                        $        180,100,495
                                                                                     ==================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                $            866,553
     Additional paid-in capital                                                            134,486,374
     Net unrealized appreciation on investments                                             33,812,561
     Undistributed net investment income                                                       168,374
     Accumulated net realized gain on investments                                           10,766,633
                                                                                     ------------------

NET ASSETS                                                                        $        180,100,495
                                                                                     ==================

NET ASSET VALUE PER OUTSTANDING SHARE                                             $              20.78
                                                                                     ==================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                            200,000,000
     Outstanding                                                                             8,665,534

(1)  Cost of investments in securities:                                           $        145,298,461

See notes to financial statements.






MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
------------------------------------------------------------------------------ ----- ------------------


INVESTMENT INCOME:
     Interest                                                                     $            115,428
     Income from securities lending                                                             14,967
     Dividends                                                                               1,228,595
                                                                                     ------------------

       Total income                                                                          1,358,990
                                                                                     ------------------

EXPENSES:
     Audit fees                                                                                  6,480
     Bank and custodial fees                                                                    14,133
     Investment administration                                                                  42,717
     Management fees                                                                           840,192
     Other expenses                                                                             16,153
                                                                                     ------------------

       Total expenses                                                                          919,675

     Less amount reimbursed by investment adviser                                                5,210
                                                                                     ------------------

     Net expenses                                                                              914,465
                                                                                     ------------------

NET INVESTMENT INCOME                                                                          444,525
                                                                                     ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                        7,682,088
     Change in net unrealized appreciation on investments                                  (7,423,133)
                                                                                     ------------------

     Net realized and unrealized gain on investments                                           258,955
                                                                                     ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $            703,480
                                                                                     ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

--------------------------------------------------------------------------------------------- --- ------------
                                                                                   2005              2004
                                                                               --------------     ------------
                                                                                 UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                  $        444,525   $      338,381
     Net realized gain on investments                                              7,682,088       18,384,570
     Change in net unrealized appreciation on investments                        (7,423,133)       10,987,278
                                                                               --------------     ------------

     Net increase in net assets resulting from operations                            703,480       29,710,229
                                                                               --------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                    (276,151)        (228,176)
     From net realized gains                                                                      (15,298,053)
                                                                               --------------     ------------

     Total distributions                                                           (276,151)      (15,526,229)
                                                                               --------------     ------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                            50,693,144       78,529,330
     Reinvestment of distributions                                                   276,151       15,526,229
     Redemptions of shares                                                      (37,196,510)      (82,229,575)
                                                                               --------------     ------------

     Net increase in net assets resulting from share transactions                 13,772,785       11,825,984
                                                                               --------------     ------------

     Total increase in net assets                                                 14,200,114       26,009,984

NET ASSETS:
     Beginning of period                                                         165,900,381      139,890,397
                                                                               --------------     ------------

     End of period  (1)                                                     $    180,100,495   $  165,900,381
                                                                               ==============     ============

OTHER INFORMATION:

SHARES:
     Sold                                                                          2,517,807        3,970,734
     Issued in reinvestment of distributions                                          13,504          759,796
     Redeemed                                                                    (1,846,592)      (4,186,984)
                                                                               --------------     ------------

     Net increase                                                                    684,719          543,546
                                                                               ==============     ============

(1) Including undistributed net investment income                           $        168,374   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------- -- ---------------- -- ------------ -- ----------- -- ---------- --- ---------- -- -----
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                           Six Months
                                              Ended                                 Year Ended December 31,
                                                             -----------------------------------------------------------------------
                                          June 30, 2005         2004            2003          2002           2001           2000
                                         ----------------    ------------    -----------    ----------     ----------    -----------
                                            UNAUDITED

Net Asset Value, Beginning of Period     $         20.79  $        18.81  $       14.02  $      17.06   $      15.96  $       13.35

Income from Investment Operations

Net investment income                               0.05            0.03           0.01          0.03           0.08           0.11
Net realized and unrealized gain (loss)           (0.03)            4.09           4.79        (2.98)           2.15           3.03
                                         ----------------    ------------    -----------    ----------     ----------    -----------

Total Income (Loss) From
      Investment Operations                         0.02            4.12           4.80        (2.95)           2.23           3.14
                                         ----------------    ------------    -----------    ----------     ----------    -----------

Less Distributions

From net investment income                        (0.03)          (0.03)         (0.01)        (0.03)         (0.08)         (0.11)
From net realized gains                                           (2.11)                       (0.06)         (1.05)         (0.42)
                                         ----------------    ------------    -----------    ----------     ----------    -----------

Total Distributions                               (0.03)          (2.14)         (0.01)        (0.09)         (1.13)         (0.53)
                                         ----------------    ------------    -----------    ----------     ----------    -----------

Net Asset Value, End of Period           $         20.78  $        20.79  $       18.81  $      14.02   $      17.06  $       15.96
                                         ================    ============    ===========    ==========     ==========    ===========


Total Return                                       0.11%  o       22.16%         34.28%      (14.49%)         14.36%         23.74%

Net Assets, End of Period ($000)         $       180,100  $      165,900  $     139,890  $    123,140   $    226,496  $     170,239

Ratio of Expenses to Average Net Assets:
      - Before Reimbursement                       1.09%  *        1.09%          1.10%         1.09%          1.11%          1.16%
      - After Reimbursement #                      1.09%  *        1.09%          1.10%         1.08%          1.10%          1.16%

Ratio of Net Investment Income to
      Average Net Assets:
      - Before Reimbursement                       0.52%  *        0.23%          0.09%         0.32%          0.48%          0.87%
      - After Reimbursement #                      0.52%  *        0.23%          0.09%         0.33%          0.49%          0.87%

Portfolio Turnover Rate                           29.73%  o       64.38%         70.82%        89.28%         97.49%        122.31%


 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *    Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim Loomis Sayles Small-Cap Value Portfolio
Schedule of Investments
June 30, 2005
Unaudited

COMMON STOCK

Shares
Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- .45%
      5,050 Allied Defense Group Inc*                                    116,251
     21,850 Moog Inc*                                                    688,057
                                                                        $804,308

AGRICULTURE --- .62%
     15,500 Scotts Co Class A*                                         1,103,755
                                                                      $1,103,755

AUTO PARTS & EQUIPMENT --- 1.66%
     53,600 ArvinMeritor Inc ^^                                          953,544
     42,600 Commercial Vehicle Group Inc*                                756,150
     67,700 Cooper Tire & Rubber Co ^^                                 1,257,189
                                                                      $2,966,883

AUTOMOBILES --- .24%
     24,100 Monaco Coach Corp                                            414,279
                                                                        $414,279

BANKS --- 8.85%
     16,100 Alabama National BanCorp ^^                                1,052,457
     65,698 CVB Financial Corp                                         1,292,937
     23,300 Centerstate Banks of Florida Inc ^^                          760,279
     43,200 East West Bancorp Inc                                      1,451,088
     34,825 First Midwest Bancorp Inc ^^                               1,224,795
     17,200 Iberiabank Corp                                            1,059,692
     50,900 Independent Bank Corp                                      1,447,596
     23,800 Pennsylvania Commerce Bancorp Inc                            779,450
     39,900 PrivateBancorp Inc ^^                                      1,411,662
     45,700 Signature Bank*                                            1,115,080
     49,700 South Financial Group Inc                                  1,412,474
     38,600 Texas Regional Bancshares Inc                              1,176,528
     32,000 Wintrust Financial Corp                                    1,675,200
                                                                     $15,859,238

BROADCAST/MEDIA --- 1.08%
     76,300 General Cable Corp ^^*                                     1,131,529
     57,000 Saga Communications Inc Class A*                             798,000
                                                                      $1,929,529

BUILDING MATERIALS --- 2.31%
     12,400 Eagle Materials Inc ^^                                     1,148,116
     73,350 Lennox International Inc ^^                                1,552,820
     25,700 Texas Industries Inc                                       1,445,111
                                                                      $4,146,047

CHEMICALS --- 3.48%
     13,700 Cabot Corp                                                   452,100
     34,400 Cytec Industries Inc                                       1,369,120
     14,100 FMC Corp*                                                    791,574
     22,600 Great Lakes Chemical Corp                                    711,222
     17,700 Headwaters Inc*                                              608,526
     66,550 Spartech Corp ^^                                           1,184,590
     67,000 UAP Holding Corp ^^                                        1,112,200
                                                                      $6,229,332

COMMUNICATIONS - EQUIPMENT --- 1.67%
     56,100 ADTRAN Inc                                                 1,390,719
     90,600 Aspect Communications Corp ^^*                             1,017,438
     22,150 Avocent Corp*                                                579,001
                                                                      $2,987,158

COMPUTER HARDWARE & SYSTEMS --- 1.01%
     31,500 Imation Corp                                               1,221,885
    146,400 McDATA Corp*                                                 585,600
                                                                      $1,807,485

COMPUTER SOFTWARE & SERVICES --- 3.49%
    150,800 Digitas Inc ^^*                                            1,720,628
     25,800 Hyperion Solutions Corp*                                   1,038,192
     22,400 Intervoice Inc ^^*                                           193,312
     19,700 MRO Software Inc*                                            287,817
     35,100 Progress Software Corp*                                    1,058,265
     28,200 SI International Inc*                                        844,872
     32,600 SafeNet Inc ^^*                                            1,110,356
                                                                      $6,253,442

DISTRIBUTORS --- 1.72%
     78,900 BlueLinx Holdings Inc                                        834,762
     35,400 Hughes Supply Inc                                            994,740
     26,000 Performance Food Group Co*                                   785,460
     37,900 Smart & Final Inc*                                           464,275
                                                                      $3,079,237

ELECTRIC COMPANIES --- 1.76%
     16,833 ALLETE Inc                                                   839,967
     60,000 NorthWestern Corp ^^                                       1,891,200
     15,100 Otter Tail Power Co                                          412,683
                                                                      $3,143,850

ELECTRONIC INSTRUMENT & EQUIP --- 3.22%
     45,700 Ametek Inc                                                 1,912,545
     34,200 Anixter International Inc*                                 1,271,214
     39,000 Arrow International Inc                                    1,244,100
     52,200 Artesyn Technologies Inc*                                    454,140
     36,400 Excel Technology Inc*                                        884,520
                                                                      $5,766,519

ELECTRONICS - SEMICONDUCTOR --- 2.30%
    102,700 AMIS Holdings Inc ^^*                                      1,370,018
     50,300 DSP Group Inc*                                             1,200,661
     35,500 Diodes Inc ^^*                                             1,107,600
     29,400 Fairchild Semiconductor International Inc*                   433,650
                                                                      $4,111,929

ENGINEERING & CONSTRUCTION --- 2.19%
      7,200 ESCO Technologies Inc*                                       725,760
     79,300 Insituform Technologies Inc Class A*                       1,271,179
     37,500 Washington Group International Inc ^^*                     1,917,000
                                                                      $3,913,939

FINANCIAL SERVICES --- 3.37%
     12,916 Advanta Corp*                                                363,715
     71,400 BankAtlantic Bancorp Inc Class B                           1,353,030
     53,600 BankUnited Financial Corp                                  1,449,344
     18,200 Community Bancorp*                                           564,564
     30,200 Independence Community Bank Corp ^^                        1,115,286
     30,600 National Financial Partners Corp                           1,197,684
                                                                      $6,043,623

FOOD & BEVERAGES --- 1.26%
     15,556 J&J Snack Foods Corp                                         814,357
     35,200 Ralcorp Holdings Inc                                       1,448,480
                                                                      $2,262,837

HEALTH CARE RELATED --- 1.21%
     17,800 Kindred Healthcare Inc*                                      705,058
     23,600 LifePoint Hospitals Inc*                                   1,192,272
      9,900 RehabCare Group Inc*                                         264,627
                                                                      $2,161,957

HOMEBUILDING --- .52%
     31,050 Levitt Corp                                                  929,016
                                                                        $929,016

HOTELS/MOTELS --- .75%
     38,800 Fairmont Hotels & Resorts Inc                              1,351,404
                                                                      $1,351,404

HOUSEHOLD GOODS --- .76%
     58,100 Tupperware Corp ^^                                         1,357,797
                                                                      $1,357,797

INSURANCE RELATED --- 5.57%
     18,600 Amerus Group Co ^^                                           893,730
     34,900 Delphi Financial Group Inc Class A                         1,540,835
     40,900 Endurance Specialty Holdings Ltd                           1,546,838
     81,300 KMG America Corp*                                            808,122
     15,800 Navigators Group Inc ^^*                                     546,206
     51,000 Ohio Casualty Corp                                         1,233,180
     15,200 ProAssurance Corp*                                           634,752
     29,500 Protective Life Corp                                       1,245,490
     34,200 RLI Corp ^^                                                1,525,320
                                                                      $9,974,473

INVESTMENT BANK/BROKERAGE FIRM --- 1.05%
     43,500 CBL & Associated Properties Inc                            1,873,545
                                                                      $1,873,545

LEISURE & ENTERTAINMENT --- 1.29%
     70,642 Dover Downs Entertainment Inc                                936,713
     27,000 Party City Corp*                                             324,000
     65,300 Sunterra Corp ^^*                                          1,058,513
                                                                      $2,319,226

MACHINERY --- 4.45%
     30,400 Albany International Corp Class A                            976,144
     56,500 CLARCOR Inc                                                1,652,625
     25,800 Harsco Corp                                                1,407,390
     45,050 IDEX Corp                                                  1,739,381
     14,700 Nordson Corp                                                 503,916
      7,600 Oshkosh Truck Corp                                           594,928
     29,600 Reliance Steel & Aluminum Co                               1,097,272
                                                                      $7,971,656

MANUFACTURING --- 3.11%
     40,200 Actuant Corp Class A ^^*                                   1,927,188
     38,200 Barnes Group Inc                                           1,264,420
     54,800 McGrath Rentcorp                                           1,298,760
     23,500 Mine Safety Appliances Co ^^                               1,085,700
                                                                      $5,576,068

MEDICAL PRODUCTS --- 1.45%
     36,700 Intermagnetics General Corp ^^*                            1,128,892
     39,200 Sybron Dental Specialties Inc*                             1,474,704
                                                                      $2,603,596

MISCELLANEOUS --- .53%
     67,100 Perot Systems Corp Class A*                                  954,162
                                                                        $954,162

OFFICE EQUIPMENT & SUPPLIES --- .48%
     30,900 Imagistics International Inc*                                865,200
                                                                        $865,200

OIL & GAS --- 5.99%
     38,400 ATP Oil & Gas Corp ^^*                                       898,560
     32,800 Cal Dive International Inc ^^*                             1,717,736
     13,000 Carbo Ceramics Inc                                         1,026,480
     37,600 Denbury Resources Inc ^^*                                  1,495,352
     73,500 Energy Partners Ltd ^^*                                    1,926,435
     45,400 FMC Technologies Inc*                                      1,451,438
      8,800 Hydril Co*                                                   478,280
     26,900 Remington Oil & Gas Corp*                                    960,330
     22,400 Western Gas Resources Inc                                    781,760
                                                                     $10,736,371

PHARMACEUTICALS --- 1.72%
     53,200 Andrx Group ^^*                                            1,080,492
     22,900 Par Pharmaceutical Cos Inc ^^*                               728,449
     91,250 Perrigo Co ^^                                              1,272,025
                                                                      $3,080,966

POLLUTION CONTROL --- .91%
     32,500 WCA Waste Corp*                                              284,375
     36,225 Waste Connections Inc*                                     1,350,830
                                                                      $1,635,205

PRINTING & PUBLISHING --- 1.53%
     35,150 John Wiley & Sons Inc Class A                              1,396,510
     35,000 Scholastic Corp*                                           1,349,250
                                                                      $2,745,760

RAILROADS --- .70%
     46,275 Genesee & Wyoming Inc*                                     1,259,143
                                                                      $1,259,143

REAL ESTATE --- 5.21%
     33,700 American Home Mortgage Investment Corp REIT ^^             1,178,152
     31,600 BioMed Realty Trust Inc REIT                                 753,660
     53,200 Corporate Office Properties Trust REIT ^^                  1,566,740
    108,000 Eagle Hospitality Properties Inc REIT                        983,880
     62,100 First Potomac Realty Trust REIT                            1,540,080
     56,100 Highland Hospitality Corp REIT                               586,245
     42,900 LaSalle Hotel Properties REIT                              1,407,549
     43,400 Newcastle Investment Corp REIT                             1,308,510
                                                                      $9,324,816

RESTAURANTS --- .83%
     10,800 CBRL Group Inc ^^                                            419,688
     57,300 Steak N Shake Co*                                          1,066,926
                                                                      $1,486,614

RETAIL --- 2.88%
     36,500 BJ's Wholesale Club Inc ^^*                                1,185,885
     18,300 Casey's General Stores Inc                                   362,706
     62,500 Charlotte Russe Holding Inc ^^*                              778,750
     22,300 Cost Plus Inc*                                               556,162
     30,400 Hot Topic Inc*                                               581,248
     34,300 Men's Wearhouse Inc*                                       1,180,949
     36,000 Pier 1 Imports Inc ^^                                        510,840
                                                                      $5,156,540

SAVINGS & LOANS --- .77%
    114,100 Provident New York Bancorp ^^                              1,381,751
                                                                      $1,381,751

SPECIALIZED SERVICES --- 7.50%
     29,300 ADVO Inc ^^                                                  933,205
     49,600 Adesa Corp                                                 1,079,792
     74,000 FTD Group Inc*                                               839,900
     55,300 Harte-Hanks Inc                                            1,644,069
     74,960 Hudson Highland Group Inc ^^*                              1,168,626
     24,200 Navigant Consulting Inc*                                     427,372
     47,050 RH Donnelley Corp*                                         2,916,156
     39,500 Valassis Communications Inc*                               1,463,475
     19,600 Vertrue Inc ^^*                                              763,616
    118,500 Wright Express Corp*                                       2,188,695
                                                                     $13,424,906

TELEPHONE & TELECOMMUNICATIONS --- 1.38%
     43,400 Anaren Microwave Inc*                                        570,710
     18,500 Commonwealth Telephone Enterprises Inc ^^                    775,335
     60,100 Iowa Telecommunications Services Inc                       1,126,875
                                                                      $2,472,920

TRANSPORTATION --- 2.15%
     72,100 Laidlaw International Inc*                                 1,737,610
     18,300 Landstar System Inc*                                         551,196
     30,200 Marten Transport Ltd ^^*                                     633,898
     51,100 West Marine Inc ^^*                                          922,866
                                                                      $3,845,570

UTILITIES --- 2.77%
     47,700 AGL Resources Inc ^^                                       1,843,605
     24,800 Energen Corp                                                 869,240
     39,400 ONEOK Inc                                                  1,286,410
     39,110 Southern Union Co                                            960,151
                                                                      $4,959,406

WATER --- .65%
     30,800 American States Water Co                                     904,596
     13,600 Nalco Holding Co ^^*                                         266,968
                                                                      $1,171,564

TOTAL COMMON STOCK --- 96.84%                                       $173,443,022
(Cost $139,630,461)

SHORT-TERM INVESTMENTS

Par Value ($)
Value ($)
--------------------------------------------------------------------------------

  5,668,000 Freddie Mac                                                5,668,000
               2.586%, July 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 3.16%                                $5,668,000
(Cost $5,668,000)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%        $179,111,022
(Cost $145,298,461)

Legend
* Non-income Producing Security
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at June 30, 2005.
See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $62,658,339 and $48,467,806 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $145,621,072. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $36,013,770 and gross depreciation of securities in which there was an excess of tax cost over value of $2,523,820, resulting in net appreciation of $33,489,950.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2005, the Portfolio had securities on loan valued at $22,289,521 and received collateral of $22,347,557 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.


                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005